Derivatives and hedge accounting - Hedged items included in a fair value hedging relationship (Details) - - fair value hedges - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about hedged items [line items]
Change in fair value hedging instruments for the period	€ 1,111	€ 1,016	€ 1,606
Interest Rate And Forex Risk | - Derivatives
Disclosure of detailed information about hedged items [line items]
Hedged item, assets	65,690	50,070
Hedged item, liabilities	102,663	100,827
Accumulated fair value hedge adjustment remaining in statement of financial position for hedged item that ceased to be adjusted for hedging gains and losses, assets	33	58
Carrying amount net investment hedge reserve at the end of the reporting period	(407)	(126)
Accumulated fair value hedge adjustment remaining in statement of financial position for hedged item that ceased to be adjusted for hedging gains and losses, liabilities	(1)	(5)
Accumulated fair value hedge adjustment on hedged item included in carrying amount, liabilities	(2,456)	(2,906)
Change in fair value of the hedged item for measuring ineffectiveness for the period	(1,078)	(1,043)
Change in fair value hedging instruments for the period	1,111	1,016
Hedge ineffectiveness recognised in the statement of profit or loss gain (+) / loss (-)	34	(27)
- Debt securities | Interest Rate And Forex Risk | - Derivatives
Disclosure of detailed information about hedged items [line items]
Hedged item, liabilities	85,843	83,669
Accumulated fair value hedge adjustment remaining in statement of financial position for hedged item that ceased to be adjusted for hedging gains and losses, liabilities	(2,127)	(2,234)
Change in fair value of the hedged item for measuring ineffectiveness for the period	(45)	(1,139)
- Debt securities | Financial assets at FVOCI | Interest Rate And Forex Risk | - Derivatives
Disclosure of detailed information about hedged items [line items]
Hedged item, assets	44,165	35,119
Change in fair value of the hedged item for measuring ineffectiveness for the period	(480)	269
- Debt securities | Financial assets at amortised cost | Interest Rate And Forex Risk | - Derivatives
Disclosure of detailed information about hedged items [line items]
Hedged item, assets	20,695	13,802
Accumulated fair value hedge adjustment remaining in statement of financial position for hedged item that ceased to be adjusted for hedging gains and losses, assets	(438)	(179)
Change in fair value of the hedged item for measuring ineffectiveness for the period	(284)	49
– Loans at FVOCI | Financial assets at FVOCI | Interest Rate And Forex Risk | - Derivatives
Disclosure of detailed information about hedged items [line items]
Change in fair value of the hedged item for measuring ineffectiveness for the period
– Loans and advances to customers | Interest Rate And Forex Risk | - Derivatives
Disclosure of detailed information about hedged items [line items]
Hedged item, assets	830	1,149
Accumulated fair value hedge adjustment remaining in statement of financial position for hedged item that ceased to be adjusted for hedging gains and losses, assets	(2)	(6)
Change in fair value of the hedged item for measuring ineffectiveness for the period	19	(35)
– Subordinated loans | Interest Rate And Forex Risk | - Derivatives
Disclosure of detailed information about hedged items [line items]
Hedged item, liabilities	16,794	17,131
Accumulated fair value hedge adjustment remaining in statement of financial position for hedged item that ceased to be adjusted for hedging gains and losses, liabilities	(327)	(665)
Change in fair value of the hedged item for measuring ineffectiveness for the period	(287)	(188)
– Customer deposits and other funds on deposit | Interest Rate And Forex Risk | - Derivatives
Disclosure of detailed information about hedged items [line items]
Hedged item, liabilities	26	28
Accumulated fair value hedge adjustment remaining in statement of financial position for hedged item that ceased to be adjusted for hedging gains and losses, liabilities	(1)	(1)
Change in fair value of the hedged item for measuring ineffectiveness for the period		€ 1